INTEREST- BEARING BANK BORROWINGS (SECURED) (Details 3) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Line Items]
Variable-rate - expiring within one year	¥ 0	¥ 0